Employee Benefit Plans - Retirement Plans (Details) - USD ($) $ in Millions	Sep. 01, 2016	Sep. 03, 2015
Compensation and Retirement Disclosure [Abstract]
Defined Benefit Plan, Benefit Obligation	$ 167	$ 132
Defined Benefit Plan, Fair Value of Plan Assets	$ 131	$ 105